Interest-Bearing Loans - Additional Information (Detail) - EUR (€)		12 Months Ended
	Feb. 12, 2021	Dec. 31, 2021	May 15, 2020
Loan A [Member]
Interest Bearing Loans [Line Items]
Notional amount			€ 300,000
Borrowings maturity		5 May, 2026
Loan A [Member] | Fixed interest rate [member]
Interest Bearing Loans [Line Items]
Borrowings interest rate			1.85%
Loan B [Member]
Interest Bearing Loans [Line Items]
Notional amount	€ 50,000
Borrowings maturity	12 February 2026
Loan B [Member] | Fixed interest rate [member]
Interest Bearing Loans [Line Items]
Borrowings interest rate	3.60%